UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/03

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert A. LaPre'
Title:	TREASURER
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Robert LaPre'             Springfield, MA            04/24/03


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	$417,260
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES (ABT)      COM              002824100    10004 265998.00SH       SOLE                265998.00
ALBERTSONS INC COM             COM              013104104     3100 164438.00SH       SOLE                164438.00
ALTERNATIVE TECH RES COM       COM              02145H104       16 30000.00 SH       SOLE                 30000.00
AMERICAN EXPRESS CO COM        COM              025816109     8395 252644.00SH       SOLE                252644.00
AMERICAN INT'L GROUP, INC(AIG) COM              026874107    17649 356896.00SH       SOLE                356896.00
AT&T CORP.(T)                  COM              001957109      586 36174.00 SH       SOLE                 36174.00
AT&T WIRELESS SVCS INC COM     COM              00209A106      159 24110.00 SH       SOLE                 24110.00
BANK NEW YORK INC COM          COM              064057102     2281 111261.00SH       SOLE                111261.00
BAXTER INTERNATIONAL INC,(BAX) COM              071813109     8276 443965.00SH       SOLE                443965.00
CARDINAL HEALTHCARE            COM              14149Y108    22446 393997.00SH       SOLE                393997.00
CARNIVAL CORP.(CCL)            COM              143658102     3556 147485.00SH       SOLE                147485.00
CHEVRONTEXACO CORP COM         COM              166764100    16150 249802.00SH       SOLE                249802.00
CHITTENDEN CORPORATION (CHZ)   COM              170228100      539 20615.00 SH       SOLE                 20615.00
CITIGROUP, INC.                COM              172967101    16756 486381.93SH       SOLE                486381.93
COCA COLA CO COM               COM              191216100      300  7400.00 SH       SOLE                  7400.00
COMCAST CL A (CMCSA)(NEW)      COM              20030N101     1721 60190.01 SH       SOLE                 60190.01
COMPUTER SCIENCES CORP COM     COM              205363104     5010 153909.00SH       SOLE                153909.00
CONAGRA, INC.(CAG)             COM              205887102      973 48450.00 SH       SOLE                 48450.00
CROWN CORK & SEAL INC (CCK)    COM              228255105      377 67050.00 SH       SOLE                 67050.00
DEERE & CO (DE)                COM              244199105     2557 65119.00 SH       SOLE                 65119.00
DONNELLEY R R & SONS COM       COM              257867101      201 10975.00 SH       SOLE                 10975.00
DUKE ENERGY CORP. (DUK)        COM              264399106    10562 726438.00SH       SOLE                726438.00
DUPONT E.I.DE NEMOU (DD)       COM              263534109     9718 250065.00SH       SOLE                250065.00
EXXONMOBIL CORP (XOM)          COM              30231G102    13146 376125.00SH       SOLE                376125.00
FEDERAL NATL MTG ASSN.(FNM)    COM              313586109    17082 261400.00SH       SOLE                261400.00
GANNETT INC (GCI)              COM              364730101     8288 117672.00SH       SOLE                117672.00
GENERAL ELECTRIC CO. (GE)      COM              369604103    18801 737278.00SH       SOLE                737278.00
ILLINOIS TOOL WKS INC COM      COM              452308109     6407 110180.00SH       SOLE                110180.00
INTEL CORP (INTC)              COM              458140100    20741 1274026.00SH      SOLE               1274026.00
INTERNATIONAL BUS MACH COM     COM              459200101    14950 190616.00SH       SOLE                190616.00
JOHNSON & JOHNSON (JNJ)        COM              478160104      263  4541.00 SH       SOLE                  4541.00
KIMBERLY-CLARK CORP.(KMB)      COM              494368103    21590 474931.00SH       SOLE                474931.00
LOWES COS INC COM              COM              548661107    12601 308692.00SH       SOLE                308692.00
MARRIOTT INTL INC NEW CL A     COM              571903202    11378 357684.00SH       SOLE                357684.00
MASCO CORP.(MAS)               COM              574599106     4236 227522.00SH       SOLE                227522.00
MERCK & CO., INC (MRK)         COM              589331107      240  4379.00 SH       SOLE                  4379.00
MICROSOFT CORP COM             COM              594918104    25406 1049390.00SH      SOLE               1049390.00
NASDAQ 100 TR UNIT SER 1       COM              631100104      934 37000.00 SH       SOLE                 37000.00
PEPSICO INC COM                COM              713448108    16065 401625.00SH       SOLE                401625.00
PFIZER, INC (PFE)              COM              717081103    19784 634910.00SH       SOLE                634910.00
PITNEY BOWES INC COM           COM              724479100     6850 214601.00SH       SOLE                214601.00
PROCTER & GAMBLE CO COM        COM              742718109      224  2513.00 SH       SOLE                  2513.00
SCHERING PLOUGH CORP COM       COM              806605101     7620 427383.00SH       SOLE                427383.00
SOUTHWEST AIRLINES (LUV)       COM              844741108    11008 766588.00SH       SOLE                766588.00
STAPLES INC COM                COM              855030102      272 14836.00 SH       SOLE                 14836.00
TARGET CORP COM                COM              87612E106    10090 344850.00SH       SOLE                344850.00
UNITED PARCEL SERVICE CL B     COM              911312106    12796 224492.00SH       SOLE                224492.00
WAL-MART STORES,INC (WMT)      COM              931142103      230  4424.00 SH       SOLE                  4424.00
WELLS FARGO & CO (WFC)         COM              949746101    14644 325484.00SH       SOLE                325484.00
WYETH (PRE 031102 - AHP 026609 COM              983024100      266  7023.00 SH       SOLE                  7023.00

TENNESSEE VALLEY AUTHORITY STR                  88059ebf0       20 20000.00 SH       SOLE                 20000.00